American Funds Developing World Growth and Income FundSM
Investment portfolio
February 28, 2021
unaudited
Common stocks 92.68% Financials 25.24%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H1	8,166,000	$100,281
ICICI Bank Ltd.[1,2]	4,736,881	38,624
ICICI Bank Ltd. (ADR)[2]	2,249,325	37,361
Bank Mandiri (Persero) Tbk PT1,2	156,640,200	67,599
Sberbank of Russia PJSC (ADR)[1]	3,753,144	54,179
Sberbank of Russia PJSC[1]	3,235,447	11,695
TCS Group Holding PLC (GDR)[1,3]	807,180	42,222
TCS Group Holding PLC (GDR)[1]	435,502	22,781
AIA Group Ltd.[1]	4,775,800	59,780
China Merchants Bank Co., Ltd., Class H1	6,838,000	52,463
Hong Kong Exchanges and Clearing Ltd.[1]	569,400	34,667
Bolsa Mexicana de Valores, SAB de CV, Series A	13,875,437	28,419
Credicorp Ltd.	143,515	22,964
HDFC Bank Ltd.[1,2]	1,096,237	22,843
Discovery Ltd.[1]	2,344,618	21,896
Guaranty Trust Bank PLC[1]	307,903,264	20,310
Kotak Mahindra Bank Ltd.[1,2]	766,099	18,504
B3 SA - Brasil, Bolsa, Balcao	1,881,400	18,229
HDFC Life Insurance Company Ltd.[1,2]	1,859,731	17,700
Kaspi.kz JSC[1,2,3]	245,221	17,260
Bank BTPN Syariah Tbk PT1	54,281,763	15,610
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,3]	703,600	9,189
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	344,737	4,503
Bank Rakyat Indonesia (Persero) Tbk PT1,2	33,880,700	11,198
Patria Investments Ltd., Class A2,4	540,801	10,465
TISCO Financial Group PCL, foreign registered[1]	2,923,300	9,121
Moscow Exchange MICEX-RTS PJSC[1]	3,823,714	8,859
Vinci Partners Investments Ltd., Class A2	527,000	8,258
		786,980
Consumer discretionary 13.01%
Alibaba Group Holding Ltd.[1,2]	1,577,100	47,171
Huazhu Group Ltd. (ADR)[2]	713,000	41,454
Galaxy Entertainment Group Ltd.[1]	4,397,000	40,663
Trip.com Group Ltd. (ADR)[2]	833,400	32,878
Sands China Ltd.[1,2]	6,943,100	32,836
Detsky Mir PJSC[1]	16,158,946	30,725
Wynn Macau, Ltd.[1,2]	13,943,200	26,608
Midea Group Co., Ltd., Class A1	1,738,478	25,042
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,163,171	19,749
Kering SA1	28,922	18,310
Cyrela Brazil Realty SA, ordinary nominative	3,568,479	15,791
Meituan Dianping, Class B1,2	335,200	14,790
Momo.com Inc.[1]	355,000	12,350
Bloomberry Resorts Corp.[1]	66,381,500	10,945
Astra International Tbk PT1	27,111,288	10,260
Lojas Americanas SA, ordinary nominative	2,204,300	9,047
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Lojas Americanas SA, ordinary nominative, subscription receipts[1,2]	21,508	$88
YUM! Brands, Inc.	68,500	7,092
Cie. Financière Richemont SA, Class A1	28,514	2,744
MercadoLibre, Inc.[2]	1,517	2,485
China East Education Holdings Ltd.[1]	935,500	2,103
adidas AG1,2	4,580	1,590
Maruti Suzuki India Ltd.[1]	11,833	1,107
		405,828
Information technology 11.72%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,123,200	68,247
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	176,500	22,228
Tokyo Electron Ltd.[1]	176,800	72,820
PagSeguro Digital Ltd., Class A2	579,426	33,642
Broadcom Inc.	63,158	29,676
NetEase, Inc.[1]	1,138,400	24,890
Infosys Ltd. (ADR)	1,422,978	24,361
Yeahka Ltd.[1,2]	1,943,200	20,960
Samsung Electronics Co., Ltd.[1]	276,646	20,288
Vanguard International Semiconductor Corp.[1]	4,804,000	20,080
MediaTek Inc.[1]	522,000	16,868
Venustech Group Inc., Class A1	1,444,400	6,916
NHN KCP Corp.[1,2]	108,726	4,487
		365,463
Communication services 11.60%
Tencent Holdings Ltd.[1]	860,600	73,389
Yandex NV, Class A2	801,900	51,310
Bharti Airtel Ltd.[1]	4,885,305	37,271
PT Surya Citra Media Tbk[1,2]	245,244,500	34,042
Singapore Telecommunications Ltd.[1]	14,737,600	25,913
HKBN Ltd.[1]	17,020,500	24,691
NetEase, Inc. (ADR)	201,340	22,117
América Móvil, SAB de CV, Series L (ADR)	1,386,247	17,605
MTN Group Ltd.[1]	3,581,464	17,202
Airtel Africa PLC[1]	12,014,100	13,296
HUYA, Inc. (ADR)[2,4]	388,600	10,240
Kuaishou Technology, Class B1,2,3,4,5	305,900	9,865
Indus Towers Ltd.[1]	1,955,070	6,834
Sea Ltd., Class A (ADR)[2]	27,800	6,552
China Tower Corp. Ltd., Class H1	36,818,000	5,531
NAVER Corp.[1]	9,651	3,218
NCSoft Corp.[1]	2,170	1,805
CD Projekt SA1,2	15,737	993
		361,874
Health care 10.68%
BeiGene, Ltd. (ADR)[2]	280,828	89,865
BeiGene, Ltd.[1,2]	547,800	13,505
Hutchison China MediTech Ltd. (ADR)[2]	1,809,368	52,001
Jiangsu Hengrui Medicine Co., Ltd., Class A1	2,747,705	43,288
Hypera SA, ordinary nominative	6,589,482	38,543
CanSino Biologics Inc., Class H1,2	499,600	23,758
Rede D’Or Sao Luiz SA	1,135,500	14,001
Shandong Pharmaceutical Glass Co., Ltd., Class A1	2,074,388	11,870
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Fleury SA, ordinary nominative	2,348,200	$11,242
OdontoPrev SA, ordinary nominative	4,787,500	11,131
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	408,494	8,653
Hangzhou Tigermed Consulting Co., Ltd., Class H1,2	386,664	7,564
Legend Biotech Corp., (ADR)[2]	150,000	4,077
WuXi Biologics (Cayman) Inc.[1,2]	301,500	3,724
		333,222
Consumer staples 5.31%
Varun Beverages Ltd.[1]	2,030,150	28,754
Unilever PLC (GBP denominated)[1]	514,900	26,760
Kweichow Moutai Co., Ltd., Class A1	53,159	17,472
Carlsberg A/S, Class B1	103,000	16,200
Godrej Consumer Products Ltd.[1,2]	1,474,619	13,870
Nestlé SA1	99,192	10,358
Reckitt Benckiser Group PLC[1]	110,212	9,217
ITC Ltd.[1]	3,122,953	8,643
X5 Retail Group NV (GDR)[1]	243,837	7,901
Fomento Económico Mexicano, SAB de CV	1,117,000	7,642
Danone SA1	98,210	6,675
United Spirits Ltd.[1,2]	481,700	3,494
Ambev SA (ADR)	1,128,200	2,877
British American Tobacco PLC[1]	46,900	1,626
Wuliangye Yibin Co., Ltd., Class A1	36,700	1,592
Eastern Company SAE[1]	1,500,000	1,425
Anheuser-Busch InBev SA/NV1	16,458	947
		165,453
Real estate 4.14%
China Resources Land Ltd.[1]	14,044,000	66,604
Longfor Group Holdings Ltd.[1]	9,126,042	54,018
ESR Cayman Ltd.[1,2]	2,007,400	6,350
BR Malls Participacoes SA, ordinary nominative[2]	1,539,586	2,294
		129,266
Materials 3.78%
Vale SA, ordinary nominative	2,352,634	39,679
Vale SA, ordinary nominative (ADR)	1,849,018	31,249
Alrosa PJSC[1]	11,993,633	16,008
Nexa Resources SA	1,512,723	14,325
Berger Paints India Ltd.[1]	779,446	7,187
Asian Paints Ltd.[1]	134,476	4,202
LafargeHolcim Ltd.[1]	39,731	2,190
Indocement Tunggal Prakarsa Tbk PT1	1,693,000	1,484
Yunnan Energy New Material Co., Ltd., Class A1	54,000	886
AngloGold Ashanti Ltd. (ADR)	28,000	559
		117,769
Industrials 3.08%
Epiroc AB, Class A1	604,829	12,833
Epiroc AB, Class B1	432,087	8,503
International Container Terminal Services, Inc.[1]	7,981,170	19,755
Shanghai International Airport Co., Ltd., Class A1	1,245,874	11,938
CCR SA, ordinary nominative	5,118,111	10,274
Airbus SE, non-registered shares[1,2]	85,380	9,875
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DKSH Holding AG1	116,700	$8,716
Wizz Air Holdings PLC[1,2]	62,200	4,601
Hefei Meyer Optoelectronic Technology Inc., Class A1	637,455	3,711
BOC Aviation Ltd.[1]	357,055	3,451
Centre Testing International Group Co., Ltd.[1]	595,930	2,253
		95,910
Energy 2.70%
Reliance Industries Ltd.[1]	1,493,618	42,199
AKR Corporindo Tbk PT1	93,441,200	22,100
Gazprom PJSC (ADR)[1]	2,199,741	12,708
Rosneft Oil Company PJSC (GDR)[1]	900,776	6,203
Galp Energia, SGPS, SA, Class B1	90,942	1,021
		84,231
Utilities 1.42%
Power Grid Corp. of India Ltd.[1]	8,858,409	25,754
China Gas Holdings Ltd.[1]	2,448,800	9,855
AES Corp.	327,715	8,704
		44,313
Total common stocks (cost: $2,099,530,000)		2,890,309
Preferred securities 2.96% Information technology 2.77%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,332,810	86,448
Industrials 0.13%
Azul SA, preferred nominative (ADR)[2]	186,422	4,012
Energy 0.06%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	482,200	1,913
Total preferred securities (cost: $63,936,000)		92,373
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	39,834	14
Total rights & warrants (cost: $0)		14
Bonds, notes & other debt instruments 0.10% Corporate bonds, notes & loans 0.10% Utilities 0.10%	Principal amount (000)
Cemig Geração e Transmissão SA 9.25% 2024[3]	$2,168	2,494
Cemig Geração e Transmissão SA 9.25% 2024	650	748
Total corporate bonds, notes & loans		3,242
Total bonds, notes & other debt instruments (cost: $2,864,000)		3,242
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Short-term securities 4.21% Money market investments 4.21%	Shares	Value (000)
Capital Group Central Cash Fund 0.09%[6,7]	1,284,619	$128,475
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,8]	2,727,013	2,727
		131,202
Total short-term securities (cost: $131,193,000)		131,202
Total investment securities 99.95% (cost: $2,297,523,000)		3,117,140
Other assets less liabilities 0.05%		1,455
Net assets 100.00%		$3,118,595
Investments in affiliates7

	Value of affiliate at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 4.12%
Money market investments 4.12%
Capital Group Central Cash Fund 0.09%[6]	$72,230	$191,238	$134,993	$—[9]	$—[9]	$128,475	$22
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,186,120,000, which represented 70.10% of the net assets of the fund. This amount includes $2,176,167,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $81,030,000, which represented 2.60% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $8,928,000, which represented .29% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Rate represents the seven-day yield at 2/28/2021.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$125,696	$661,284	$—	$786,980
Consumer discretionary	108,747	297,081	—	405,828
Information technology	109,907	255,556	—	365,463
Communication services	107,824	244,185	9,865	361,874
Health care	220,860	112,362	—	333,222
Consumer staples	10,519	154,934	—	165,453
Real estate	2,294	126,972	—	129,266
Materials	85,812	31,957	—	117,769
Industrials	10,274	85,636	—	95,910
Energy	—	84,231	—	84,231
Utilities	8,704	35,609	—	44,313
Preferred securities	5,925	86,448	—	92,373
Rights & warrants	14	—	—	14
Bonds, notes & other debt instruments	—	3,242	—	3,242
Short-term securities	131,202	—	—	131,202
Total	$927,778	$2,179,497	$9,865	$3,117,140
Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-100-0421O-S78154	American Funds Developing World Growth and Income Fund — Page 7 of 7